Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Trademark	183,361	4,724,493	687,149
Network rights	–	259,048	37,677
Purchased software	10,666,224	10,980,093	1,596,988
Reacquired rights	2,594,781	2,531,418	368,180
Favorable leases	432,376	20,498,648	2,981,405
Others	435,185	435,185	63,295
Total	14,311,927	39,428,885	5,734,694
Less: Accumulated amortization	(10,584,544)	(12,215,494)	(1,776,670)
Total.	3,727,383	27,213,391	3,958,024

Schedule of Estimated Aggregate Amortization Expense

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB
2019	4,955,438
2020	4,931,299
2021	4,858,956
2022	4,359,441
2023	4,084,318
Thereafter	4,023,937